Financial instruments -Disclosure of carrying values and fair values of financial instruments, by class (Details) - CAD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Financial assets
Cash and cash equivalents	$ 7,000,824	$ 13,972,659	$ 15,030,988	$ 489,215
Restricted cash	122,707	0
Amounts receivable	200,342	338,715
Financial liabilities
Accounts payable and accrued liabilities	906,651	1,418,049
At fair value through profit or loss [Member]
Financial assets
Cash and cash equivalents	0	0
Restricted cash	0
Amounts receivable	0	0
Loan to Merit Foods	0	0
Total	0	0
Financial liabilities
Accounts payable and accrued liabilities	0	0
Deferred revenue	0
Total	0	0
Financial assets at amortised cost [Member]
Financial assets
Cash and cash equivalents	7,000,824	13,972,659
Restricted cash	122,707
Amounts receivable	200,342	338,715
Loan to Merit Foods	3,228,207	2,893,511
Total	10,552,080	17,204,885
Financial liabilities
Accounts payable and accrued liabilities	0	0
Deferred revenue	0
Total	0	0
Financial liabilities at amortised cost [Member]
Financial assets
Cash and cash equivalents	0	0
Restricted cash	0
Amounts receivable	0	0
Loan to Merit Foods		0
Total	0	0
Financial liabilities
Accounts payable and accrued liabilities	906,651	1,418,049
Deferred revenue	122,707
Total	1,029,358	1,418,049
Fair value [Member]
Financial assets
Cash and cash equivalents	7,000,824	13,972,659
Restricted cash	122,707
Amounts receivable	200,342	338,715
Loan to Merit Foods	3,311,207	2,967,704
Total	10,635,080	17,279,078
Financial liabilities
Accounts payable and accrued liabilities	906,651	1,418,049
Deferred revenue	122,707
Total	$ 1,029,358	$ 1,418,049